Average Annual Total Returns - MP63 Fund		12 Months Ended										60 Months Ended	120 Months Ended	322 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		13.91%										8.11%	10.21%	7.24%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.86%										6.64%	8.79%	6.27%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.23%										5.97%	7.85%	5.77%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	17.88%										14.42%	14.81%	8.58%
MP63 Fund
Prospectus [Line Items]
Average Annual Return, Percent		13.91%	10.94%	5.92%	8.41%	20.48%	8.12%	28.67%	5.54%	18.51%	14.94%

[1]	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
[2]	The S&P 500 is an American stock market index based on the market capitalizations of 500 large companies having common stock listed on the NYSE or NASDAQ.